OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 256,206	€ 270,826
Advances and security deposits	240,696	253,442
Accrued expenses	80,787	60,788
Payables to personnel	53,712	33,127
Social security payables	24,660	23,261
Other	70,714	46,018
Total other liabilities	€ 726,775	€ 687,462